UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado          May 14, 2007
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     $394,562  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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

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NAME OF ISSUER           TITLE        CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT  OTHER        VOTING AUTHORITY
                          OF                     (x$1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS
                         CLASS                                                                            -----------------------
                                                                                                          SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AEW REAL ESTATE INCOME
FD                        COM         00104H107   602        25,000      SH             DEFINED    1              25,000

AIM SELECT REAL ESTATE
INCM                      SHS         00888R107   631        36,800      SH             DEFINED    1              36,800

AMERICAN INTL GROUP INC   COM         026874107   3,563      53,000      SH             DEFINED    1              53,000

ANHEUSER BUSCH COS INC    COM         035229103   21,446     425,000     SH             DEFINED    1              425,000

APARTMENT INVT & MGMT CO  CL A        03748R101   6          100         SH             DEFINED    1              100

ARCHSTONE SMITH TR        COM         039583109   5          100         SH             DEFINED    1              100

AVALONBAY COMNTYS INC     COM         053484101   3,120      24,000      SH             DEFINED    1              24,000

BERKSHIRE HATHAWAY INC    CL A        084670108   112,260    1,030       SH             DEFINED    1              1,030

BERKSHIRE HATHAWAY INC    CL B        084670207   40,404     11,100      SH             DEFINED    1              11,100

BLACKROCK FLOAT RATE
OME STR                   COM         09255X100   1,442      77,000      SH             DEFINED    1              77,000

BLACKROCK FL RATE OME
STR I                     COM SHS     09255Y108   2,035      110,000     SH             DEFINED    1              110,000

BLAIR CORP                COM         092828102   1          30          SH             DEFINED    1              30

CATERPILLAR INC DEL       COM         149123101   5,362      80,000      SH             DEFINED    1              80,000

                          DEPOSITORY
CEDAR FAIR LP             UNIT        150185106   3          100         SH             DEFINED    1              100

CITIGROUP INC             COM         172967101   15,061     293,360     SH             DEFINED    1              293,360

CITIGROUP INVTS LN FD
INC                       COM         17307C107   14         1,000       SH             DEFINED    1              1,000

COHEN & STEERS REIT &
UTIL I                    COM         19247Y108   2,250      100,000     SH             DEFINED    1              100,000

CORNERSTONE STRATEGIC
VALUE                     COM         21924B104   -          1           SH             DEFINED    1              1

CORNERSTONE TOTAL RTRN
FD IN                     COM         21924U102   -          1           SH             DEFINED    1              1

DEAN FOODS CO NEW         COM         242370104   748        16,000      SH             DEFINED    1              16,000

                          SPON ADR
DIAGEO PLC                NEW         25243Q205   8,095      100,000     SH             DEFINED    1              100,000

DORAL FINL CORP           COM         25811P100   2,181      1,330,000   SH             DEFINED    1              1,330,000

DUKE REALTY CORP          COM NEW     264411505   4          100         SH             DEFINED    1              100

DWS RREEF REAL ESTATE
FD II                     COM         23338X102   1,800      93,000      SH             DEFINED    1              93,000

EAGLE MATERIALS INC       COM         26969P108   134        3,000       SH             DEFINED    1              3,000

EATON CORP                COM         278058102   16,796     201,000     SH             DEFINED    1              201,000

EATON VANCE SR INCOME TR  SH BEN INT  27826S103   668        76,100      SH             DEFINED    1              76,100

EQUITY OFFICE
PROPERTIES TR             COM         294741103   6          100         SH             DEFINED    1              100

FIDELITY NATL
INFORMATION SV            COM         31620M106   2,406      52,934      SH             DEFINED    1              52,934

FIDELITY NATIONAL
FINANCIAL                 CL A        31620R105   2,892      120,437     SH             DEFINED    1              120,437

FIRST AMER CORP CALIF     COM         318522307   8,115      160,000     SH             DEFINED    1              160,000

FIRST TR FOUR CRNRS SR
FLT R                     COM SHS     33733Q107   230        12,400      SH             DEFINED    1              12,400

FIRST TR/FOUR CRNRS SR
FLOAT                     COM         33733U108   881        47,600      SH             DEFINED    1              47,600

FLAHERTY & CRMN/CLYMR
PFD SE                    COM SHS     338478100   14,132     633,700     SH             DEFINED    1              633,700

FLAHERTY & CRMRN CLYMRE
T R                       COM         338479108   2,957      132,300     SH             DEFINED    1              132,300

FLOATING RATE INCM STRT
FD I                      COM         339735102   172        9,200       SH             DEFINED    1              9,200

FLOATING RATE INCM
STRTS FD                  COM SHS     339736100   2          100         SH             DEFINED    1              100


GABELLI UTIL TR           COM         36240A101   1          125         SH             DEFINED    1              125

GENERAL GROWTH PPTYS INC  COM         370021107   2,654      41,100      SH             DEFINED    1              41,100

HEALTHCARE RLTY TR        COM         421946104   149        4,000       SH             DEFINED    1              4,000

HEALTH MGMT ASSOC INC
NEW                       CL A        421933102   1,309      120,400     SH             DEFINED    1              120,400

HOME DEPOT INC            COM         437076102   4,960      135,000     SH             DEFINED    1              135,000

                          COM SH
HRPT PPTYS TR             BEN INT     40426W101   12         1,000       SH             DEFINED    1              1,000

JOHNSON & JOHNSON         COM         478160104   4,218      70,000      SH             DEFINED    1              70,000

LEGG MASON INC            COM         524901105   3,768      40,000      SH             DEFINED    1              40,000

LENNAR CORP               CL A        526057104   1,055      25,000      SH             DEFINED    1              25,000

M D C HLDGS INC           COM         552676108   961        20,000      SH             DEFINED    1              20,000

MARSH & MCLENNAN CO INC   COM         571748102   3,222      110,000     SH             DEFINED    1              110,000

MILLS CORP                COM         601148109   3          100         SH             DEFINED    1              100

MORGAN STANLEY EMER MKT
FD                        COM         61744H105   1          100         SH             DEFINED    1              100

NATIONWIDE HEALTH PPTYS
INC                       COM         638620104   2,345      75,000      SH             DEFINED    1              75,000

PFIZER INC                COM         717081103   4,294      170,000     SH             DEFINED    1              170,000

PULTE HOMES INC           COM         745867101   873        33,000      SH             DEFINED    1              33,000

REDWOOD TR INC            COM         758075402   5,218      100,000     SH             DEFINED    1              100,000

REGENCY CTRS CORP         COM         758849103   1,253      15,000      SH             DEFINED    1              15,000

SIMON PPTY GROUP INC NEW  COM         828806109   3          29          SH             DEFINED    1              29

                          PFD CONV
SIMON PPTY GROUP INC NEW  I 6%        828806802   3          30          SH             DEFINED    1              30

STANDARD PAC CORP NEW     COM         85375C101   856        41,000      SH             DEFINED    1              41,000

SUN COMMUNITIES INC       COM         866674104   1,303      42,000      SH             DEFINED    1              42,000

TANGER FACTORY OUTLET
CTRS                      COM         875465106   8          200         SH             DEFINED    1              200

SCOTTS MIRACLE GRO CO     CL A        810186106   1,603      36,400      SH             DEFINED    1              36,400

WAL MART STORES INC       COM         931142103   24,179     515,000     SH             DEFINED    1              515,000

WASHINGTON MUT INC        COM         939322103   17,911     443,549     SH             DEFINED    1              443,549

WRIGLEY WM JR CO          COM         982526105   4,278      84,000      SH             DEFINED    1              84,000

YRC WORLDWIDE INC         COM         984249102   3,620      90,000      SH             DEFINED    1              90,000

YUM BRANDS INC            COM         988498101   34,078     590,000     SH             DEFINED    1              590,000

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